Goodwill (Tables)	12 Months Ended
May 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Components of Goodwill

	As of May 31,
	2013	2014
	US$	US$
Costs:
Beginning balance	1,798	3,760
Acquisition of CMSI	1,829	—
Exchange of difference	133	(68)

Ending balance	3,760	3,692

Accumulated goodwill impairment loss:
Beginning balance	—	—

Ending balance	—	—

Goodwill, net	3,760	3,692